UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washinton, DC 20549


                                   FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY





Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/07

Date of reporting period:                            09/30/07





























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(page)

Item 1. Schedule of Investments.





                         NORTHQUEST CAPITAL FUND, INC.



                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                               September 30, 2007


























                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com















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(page)





                         NORTHQUEST CAPITAL FUND, INC.



                                                            September 30, 2007



To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $13.35 and ended the past nine months at $13.59. The Fund's total return, year-to-date before taxes for this period, increased 1.80%. NorthQuest has 197,875 shares outstanding with total net assets of $2,689,197. The following table may be helpful in comparing the Fund's performance with other investments and financial indices.


                             Performance Comparison

    The Fund & Other Indexes                        Year-To-Date (YTD)
    ------------------------                        ------------------
    NorthQuest Capital Fund                              1.80 %
    Dow Jones Industrial                                11.49 %
    NASDAQ Composite                                    11.85 %
    S&P 500                                              7.65 %

   The third quarter provided many opportunities to purchase undervalued common stocks. Declines in home and land valuations in specific regions of the U.S and abroad, a temporary freeze up in the commercial paper market, and doomsday econ-omic reports by the media set off periods of intense selling in the financial markets. Without hesitation (and focused on the long-term), NorthQuest purchased additional shares in the following companies.

    Allstate Corporation      600 sh.     New Jersey Resources           200 sh.
    Amgen Incorp.             200 sh.     Pfizer Inc.                    500 sh.
    Exelon Corporation        200 sh.     Reliance Steel & Aluminum    1,200 sh.
    Fiserv Inc.               300 sh.     U.S. Bancorp                   500 sh.

No sales of Fund holdings were conducted during the quarter (the Fund's turnover rate is 0% for 2007 as of 09/30/07).
       Reliance Steel & Aluminum (RS) is a new holding in the Fund's investment portfolio. RS is an efficient producer of thousands of metal products which are utilized in many industries. Reliance manufacturing facilities are located throughout the U.S., western Canada, Europe and South Korea.
   This quarterly report includes the Fund's "Schedule of Investments" and each shareholders' account statement. For information about the Fund's daily perform-ance and other financial information visit our web site address at www.NorthQuestFund.com. Please do not hesitate to call or write me any comments or questions that you may have about this report.

Sincerely,

/s/ Peter J. Lencki
    ---------------
    President

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(page)                   NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                     Schedule of Investments - (Unaudited)
                     -------------------------------------
                               September 30, 2007
                               ------------------                   Fair
COMMON STOCKS - 94.91%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Biotechnology Industry - 3.79%
------------------------------
Amgen Incorp. *                          1,800   $   108,431   $   101,826
                                                    ---------     ---------

Computer Hardware & Software - 7.61%
-------------------------------------
Fiserv Inc. *                            2,500       109,333       127,150
Symantec Corp. *                         4,000        38,022        77,520
                                                    ---------     ---------
                                                     147,355       204,670
                                                    ---------     ---------

Defense Industry - 9.42%
------------------------
General Dynamics Corp.                   3,000       100,926       253,410
                                                    ---------     --------

Electrical Products/Equipment - 5.92%
-------------------------------------
General Electric Co.                     2,800        91,773       115,920
Technitrol Inc.                          1,600        33,398        43,120
                                                    ---------     ---------
                                                     125,171       159,040
                                                    ---------     ---------

Financial Services - 8.44%
--------------------------
Bank of America                          1,352        46,176        67,965
U.S. Bancorp                             2,500        74,356        81,325
Washington Mutual Inc.                   2,200        78,861        77,682
                                                    ---------     ---------
                                                     199,393       226,972
                                                    ---------     ---------

Food Industry - 2.76%
---------------------
Hershey Company                          1,600        55,426        74,256
                                                    ---------     ---------
Industrials - 7.88%
-------------------
Diebold Incorporated                     2,000        81,096        90,840
Donaldson Co.                            1,800        35,487        75,168
Sealed Air                               1,800        39,558        46,008
                                                    ---------     ---------
                                                     156,141       212,016
                                                    ---------     ---------
Insurance - 12.52%
------------------
Allstate Corporation                     1,800        93,537       102,942
Berkshire Hathaway, Class B *               38        89,457       150,176
ChoicePoint Inc. *                       2,200        94,513        83,424
                                                    ---------     ---------
                                                     277,507       336,542
                                      -2-



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                               September 30, 2007
                               ------------------                   Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 12.66%
-------------------------------
Medtronic, Inc.                          1,500        75,792        84,615
Pfizer Inc.                              4,000       119,419        97,720
Stryker Corp. *                          2,300        72,731       158,148
                                                    ---------     ---------
                                                     267,942       340,483
                                                    ---------     ---------
Natural Gas Distribution - 2.21%
--------------------------------
New Jersey Resources                     1,200        39,123        59,508
                                                    ---------     ---------
Petroleum & Chemical Industry - 8.44%
-------------------------------------
E.I. du Pont de Nemours & Company        1,000        43,680        49,560
Exxon Mobil Corporation                    500        18,755        46,280
3M Company                               1,400       103,918       131,012
                                                    ---------    ----------
                                                     166,353       226,852
                                                    ---------    ----------
Publishers - 4.92%
------------------
McGraw-Hill Co.                          2,600        82,717       132,366
                                                    ---------    ----------
Steel Industry - 2.52%
----------------------
Reliance Steel & Aluminum                1,200        54,761        67,848
                                                    ---------    ----------
Telecommunications Equip. Industry - 2.46%
------------------------------------------
Cisco Systems *                           2,000       31,657        66,260
                                                    ---------    ----------
Utility (Electric) Industry - 3.36%
-----------------------------------
Exelon Corporation                        1,200       45,255        90,432
                                                    ---------    ----------

TOTAL COMMON STOCKS                              $ 1,858,158   $ 2,552,481
                                                   ----------    ----------
SHORT-TERM INVESTMENTS - 5.15%
------------------------------
Charles Schwab Brokerage Account                      17,693        17,693
Bank of America Savings Account                      120,741       120,741
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         138,434       138,434
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,996,592     2,690,915
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - (.06%)                               (1,718)
                                                                 ----------
NET ASSETS - 100.00%                                           $ 2,689,197
                                                                 ==========

* Non-income producing during the period.
                                      -3-



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                               September 30, 2007
                                --------------




Securities Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing ser-vice when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Nasdaq over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quo-tations are not readily available, or when the Advisor determines that the mar-ket quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.



























This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accom-panied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.




                                      -4-



(page)
Item 2. Controls and Procedures.

(a) The Registrant's President and Chief Financial Officer, Peter J. Lencki, has concluded that the Registrant's disclosure controls and procedures (as de-fined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

   B. Certifications

I, Peter J. Lencki, certify that:

1. I have prepared this report on Form N-Q for the NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ment made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I have the responsibility for establishing and maintaining disclosure con-trols and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as de-fined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide resonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

                                     -ii-



(page)
5. I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors persons (or persons performing the equivalent functions):

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  10/10/07                           By:  /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer



                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                 NorthQuest Capital Fund, Inc.

   By (Signature and Title)                       /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer

   Date:  10/10/07


























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